INCOME TAX (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Statutory income tax rate	35
Hong Kongs [Member]
Statutory income tax rate	21
Operating loss carryforwards	$ 188,609		$ 127,927
Profit tax rate	8.25	16.5
Deferred tax assets, valuation allowance	$ 31,121		$ 21,108